STOCK BASED COMPENSATION - Summary of Assumptions Utilized for Option Grants (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)		5 years 2 months 12 days	4 years
Expected volatility		134.00%
Expected volatility, Minimum			47.80%
Expected volatility, Maximum			55.00%
Risk-free interest rate		3.70%
Risk-free interest rate, Minimum			4.00%
Risk-free interest rate, Maximum			4.50%
Expected dividend yield		0.00%	0.00%
Consultant Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility, Minimum	164.00%
Expected volatility, Maximum	168.00%
Risk-free interest rate, Minimum	3.40%
Risk-free interest rate, Maximum	3.70%
Expected dividend yield	0.00%
Lyocon Acquisition Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility, Minimum	168.00%
Expected volatility, Maximum	175.00%
Risk-free interest rate, Minimum	3.50%
Risk-free interest rate, Maximum	3.70%
Expected dividend yield	0.00%
Maximum | Consultant Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	10 months 24 days
Stock price	$ 0.21
Maximum | Lyocon Acquisition Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	1 year
Stock price	$ 0.1837
Minimum | Consultant Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	9 months 18 days
Stock price	$ 0.1773
Minimum | Lyocon Acquisition Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	9 months 18 days
Stock price	$ 0.1773